Critical accounting estimates and judgments - Narrative (Details) $ in Thousands	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) cash_generating_unit	Dec. 31, 2019 USD ($)	[1]	Sep. 30, 2019 USD ($) cash_generating_unit
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit		40			40
Total assets allocated to CGUs tested	$ 2,482,236		$ 2,521,307
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	147,000	$ 175,050			$ 176,438
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | cash_generating_unit		2			2
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 519,000	$ 497,948			$ 619,945

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.